Intangible Assets - Summary of Intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 181,485
Intangible assets other than goodwill	210,439	€ 181,485	€ 181,234
Ending Balance	210,439	181,485
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	223,505	222,241
Additions	32,309	2,537
Transfer from construction in progress	0
Disposals	(311)	(1,292)
Net foreign exchange differences	(789)	19
Intangible assets other than goodwill	254,714	223,505
Ending Balance	254,714	223,505
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(42,020)	(41,007)
Amortization	(2,627)	(1,642)
Disposals	311	645
Net foreign exchange differences	61	(16)
Intangible assets other than goodwill	(44,275)	(42,020)
Ending Balance	(44,275)	(42,020)
Brands
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	172,334
Intangible assets other than goodwill	172,334	172,334	172,334
Ending Balance	172,334	172,334
Brands | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	177,387	177,387
Intangible assets other than goodwill	177,387	177,387
Ending Balance	177,387	177,387
Brands | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(5,053)	(5,053)
Intangible assets other than goodwill	(5,053)	(5,053)
Ending Balance	(5,053)	(5,053)
Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,862
Intangible assets other than goodwill	31,848	2,862	2,095
Ending Balance	31,848	2,862
Trademarks and patents | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	13,486	11,900
Additions	30,521	850
Transfer from construction in progress	0	719
Disposals	(24)	0
Net foreign exchange differences	(741)	17
Intangible assets other than goodwill	43,242	13,486
Ending Balance	43,242	13,486
Trademarks and patents | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(10,624)	(9,805)
Amortization	(837)	(804)
Disposals	24	0
Net foreign exchange differences	43	(15)
Intangible assets other than goodwill	(11,394)	(10,624)
Ending Balance	(11,394)	(10,624)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,806
Intangible assets other than goodwill	3,232	1,806	1,561
Ending Balance	3,232	1,806
Software | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	24,704	24,385
Additions	889	919
Transfer from construction in progress	1,201
Disposals	(287)	(602)
Net foreign exchange differences	(18)	2
Intangible assets other than goodwill	26,489	24,704
Ending Balance	26,489	24,704
Software | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(22,898)	(22,824)
Amortization	(664)	(675)
Disposals	287	602
Net foreign exchange differences	18	(1)
Intangible assets other than goodwill	(23,257)	(22,898)
Ending Balance	(23,257)	(22,898)
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,225
Intangible assets other than goodwill	770	1,225	1,570
Ending Balance	770	1,225
Intangible assets in progress | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,225	1,570
Additions	843	374
Transfer from construction in progress	(1,298)	(719)
Disposals	0	0
Net foreign exchange differences	0
Intangible assets other than goodwill	770	1,225
Ending Balance	770	1,225
Intangible assets in progress | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization	0	0
Disposals	0
Net foreign exchange differences	0
Intangible assets other than goodwill	0	0
Ending Balance	0	0
Other
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,258
Intangible assets other than goodwill	2,255	3,258	€ 3,674
Ending Balance	2,255	3,258
Other | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	6,703	6,999
Additions	56	394
Transfer from construction in progress	97
Disposals	0	(690)
Net foreign exchange differences	(30)
Intangible assets other than goodwill	6,826	6,703
Ending Balance	6,826	6,703
Other | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(3,445)	(3,325)
Amortization	(1,126)	(163)
Disposals	0	43
Net foreign exchange differences	0
Intangible assets other than goodwill	(4,571)	(3,445)
Ending Balance	€ (4,571)	€ (3,445)